COMMITMENTS and CONTINGENCIES	12 Months Ended
Dec. 31, 2018
Disclosure Of Commitments And Contingencies [Abstract]
COMMITMENTS and CONTINGENCIES
14.	COMMITMENTS and CONTINGENCIES

Commitments

The Company and its subsidiaries have entered into operating lease agreements for the corporate office, a cultivation facility and dispensaries. The following represents the Company’s commitments in relation to its operating leases as at December 31, 2018:

Period	Amount
Not later than one year	$2,614
Later than one year and not later than five years	6,776
Later than five years	2,685
Total	$12,075

The Company’s rent expense during the years ended December 31, 2018 and 2017 was $1,604 and $703, respectively. The Company is subject to other capital commitments and similar obligations. As at December 31, 2018 and December 31, 2017 such amounts were not material.

The Company entered into membership interest purchase agreements with Greenleaf, which are subject to closing conditions such as the approval of license transfers by state regulators. No contingent assets were recognized as part of this transaction.

During the year ended December 31, 2018, the Company entered into a definitive agreement to acquire all ownership interests in GCCC Management, LLC, a management company overseeing the operations of Greenleaf Compassionate Care Center, a non-profit cultivation and processing facility in Rhode Island, for cash consideration of $10,000. The transaction is expected to close in the first half of 2019.

Contingencies

The Company may be, from time to time, subject to various administrative, regulatory and other legal proceedings arising in the ordinary course of business. Contingent liabilities associated with legal proceedings are recorded when a liability is probable, and the contingent liability can be reasonably estimated.

The Company’s operations are subject to a variety of local and state regulations. Failure to comply with one or more of those regulations could result in fines, restrictions on its operations, or losses of permits that could result in the Company ceasing operations. While management of the Company believes that the Company is in compliance with applicable local and state regulations as at December 31, 2018, medical cannabis regulations continue to evolve and are subject to differing interpretations. As a result, the Company may be subject to regulatory fines, penalties, or restrictions in the future.

The Company provides revolving lines of credit to several of its portfolio companies. Refer to Note 7 for further information.

New York outstanding litigation

On November 2, 2018, EPMMNY LLC (“EPMMNY”) filed a complaint in the Supreme Court of the State of New York, County of New York, asserting claims against 16 defendants, including NYCANNA, Impire, NYMRC (three wholly owned subsidiaries of the Company) and the Company. EPMMNY alleges that it was wrongfully deprived of a minority equity interest and management role in NYCANNA by its former partner, New Amsterdam Distributors, LLC, which attempted to directly or indirectly sell or transfer EPMMNY’s alleged interest in NYCANNA to other entities in 2016 and 2017, including Impire, NYMRC and HSCP. EPMMNY alleges that it is entitled to the value of its alleged minority interest in NYCANNA or minority ownership in NYCANNA. EPMMNY also alleges that certain defendants misused its alleged intellectual property and/or services, improperly solicited its employees, and aided and abetted or participated in the transfer of equity and/or business opportunities from EPMMNY. EPMMNY filed an amended complaint on January 31, 2019. On April 1, 2019, NYCANNA, HSCP, Impire, NYMRC and Acreage New York, LLC moved to dismiss the amended complaint. EPMMNY’s response is due in June 2019.

The Company intends to vigorously defend this action, which it firmly believes is without merit. EPMMNY alleges that it was improperly deprived of its equity stake in NYCANNA before NYCANNA was acquired by the Company in a transaction that was fully approved by New York regulators. HSCP is also entitled to full indemnity from the claims asserted against it by EPMMNY pursuant to the purchase agreement pertaining to its acquisition of NYCANNA and personal guarantee by the largest shareholders of the seller.